OTHER FINANCIAL DATA - ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	$ 2,152	[1]	$ 2,056	[1]
Asset Retirement Obligation, Accretion Expense	97		97
Asset Retirement Obligation, Liabilities Incurred	4		4
Asset Retirement Obligation, Reclassification	(6)	[2]	0	[2]
Asset Retirement Obligation, Liabilities Settled	(29)		(49)
Asset Retirement Obligation, Revisions, Related To GRC	0	[3]	(135)	[3]
Asset Retirement Obligation, Revisions, Other	(28)	[4],[5]	179	[4],[5]
Asset Retirement Obligation, Balance as of December 31	2,190	[1]	2,152	[1]
San Diego Gas and Electric Company [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	913	[1]	741	[1]
Asset Retirement Obligation, Accretion Expense	43		45
Asset Retirement Obligation, Liabilities Incurred	0		0
Asset Retirement Obligation, Reclassification	0	[2]	0	[2]
Asset Retirement Obligation, Liabilities Settled	(29)		(48)
Asset Retirement Obligation, Revisions, Related To GRC	0	[3]	(30)	[3]
Asset Retirement Obligation, Revisions, Other	(54)	[4],[5]	205	[4],[5]
Asset Retirement Obligation, Balance as of December 31	873	[1]	913	[1]
Southern California Gas Company [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	1,199	[1]	1,253	[1]
Asset Retirement Obligation, Accretion Expense	52		49
Asset Retirement Obligation, Liabilities Incurred	0		0
Asset Retirement Obligation, Reclassification	0	[2]	0	[2]
Asset Retirement Obligation, Liabilities Settled	0		0
Asset Retirement Obligation, Revisions, Related To GRC	0	[3]	(105)	[3]
Asset Retirement Obligation, Revisions, Other	25	[4],[5]	2	[4],[5]
Asset Retirement Obligation, Balance as of December 31	$ 1,276	[1]	$ 1,199	[1]

[1]	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
[2]
Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Asset Held for Sale" in Note 3.

[3]
The decreases in asset retirement obligations in 2013 at SDG&E and SoCalGas are due to revised estimates related to the 2012 General Rate Case (GRC) that received final approval in May 2013. At SDG&E, these revisions included increases in asset service lives ranging from 2 percent to 7 percent, and lower estimated cost of removal. At SoCalGas, the decrease includes increases in asset service lives ranging from 4 percent to 6 percent, partially offset by a higher estimated cost of removal.

[4]
The decrease in asset retirement obligations in 2014 at SDG&E is due to revised estimates in an updated decommissioning cost study for the San Onofre Nuclear Generating Station, which we discuss in Note 13. The increase in asset retirement obligations in 2014 at SoCalGas is related to a change in estimates.

[5]
The increase in asset retirement obligations in 2013 at SDG&E is due to revised estimates recorded in the third quarter of 2013 related to the early decommissioning of SONGS Units 2 and 3 (see Note 13).